Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains/ losses (Realized-Not Realized)
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 290,773	R$ 60,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	238,632	(181,355)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(101,541)	(7,280)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	253,803	47,773
Financial Liabilities Measured At Fair Value Through Profit Or Loss	190,813	115,212
Financial assets designated at fair value through profit or loss			R$ (2,555)
Financial assets - available-for-sale			18,474
Transfers in and/ or out of Level 3
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	1,700,499	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(1,031,076)	1,264,576
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	0	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	291	645,708
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(586,346)	710,219
Financial assets designated at fair value through profit or loss			0
Financial assets - available-for-sale			0
Additions / Settled
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	125,246	445,991
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	137,722	246,051
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(25,657)	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(12,084)	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	318,832	(183,973)
Financial assets designated at fair value through profit or loss			(1,586)
Financial assets - available-for-sale			(829,943)
Impact of IFRS 9
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	0	(29,359)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	0	40,998
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	0	162,227
Financial Assets Measured At Fair Value Through Other Comprehensive Income	0	(123,668)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	0	0
Fair value
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	2,627,405	510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	715,548	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	27,749	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	951,966	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss	R$ 564,757	R$ 641,458
Financial assets designated at fair value through profit or loss			31,782	R$ 37,509
Financial assets - available-for-sale			R$ (689,800)	R$ 951,612